DIRECTORS LOAN	12 Months Ended
Mar. 31, 2023
DIRECTORS LOAN
DIRECTOR'S LOAN
9.	DIRECTOR’S LOAN

In December 2019, the Company entered into a loan extension and amendment agreement (the “Loan”) with a director and significant shareholder of the Company (the “Lender”), pursuant to which a previous loan agreement with a maturity date of November 26, 2019 was extended for five years or earlier pending the achievement of certain financing milestones. The Loan has a principal sum of $1,000,000, is unsecured and bears interest at a rate of 10% per annum. On December 13, 2021, a total of $160,000 in interest was paid.

Pursuant to the Loan, the Company issued to the Lender a loan bonus comprising of 16,000,000 common share purchase warrants (the “Warrants”) with an expiry of five years and an exercise price of $0.05 per share.

The Company entered into a Second Loan Amendment Agreement dated May 25, 2022, pursuant to which it agreed to a $100,000 increase to the existing Loan (the “Additional Loan”). The Additional Loan is unsecured, bears interest at a rate of 10% per annum and is repayable on or before the earlier of November 26, 2024, the occurrence of a default or on achievement of financing milestones.

In connection with the Additional Loan, the Company issued to the Lender a loan bonus comprising of 1,176,470 common share purchase warrants (the "Bonus Warrants"), each entitling the holder to acquire one common share of the Company until November 26, 2024 at a price of $0.085 per share.

On June 15, 2023, the Company obtained an additional short-term loan (the “Short-term Loan”) of $250,000 with an interest rate of 12% per annum from the Lender.

In January 2023, the Company repaid the Additional Loan and Short-term Loan, including accrued interest accrued to the date of repayment.

The change in the Loan balance is as follows:

	Year ended	Year ended
	March 31, 2023	March 31, 2022
	($)	($)
Opening balance	644,642	570,000
Principal advances	350,000	-
Principal repayment	(350,000)	-
Transaction costs	(99,191)	-
Amortization of transaction costs	102,554	74,642
Closing balance	648,005	644,642

	Year ended	Year ended
	March 31, 2023	March 31, 2022
	($)	($)
Non-current portion	648,005	644,642
Total	648,005	644,642

Finance expenses	For the years ended March 31,
	2023	2022	2021
	($)	($)	($)
Interest on loan	126,685	100,000	111,354
Amortization of transaction costs	102,554	74,642	57,881
Total	229,239	174,642	169,235